PROPERTY, PLANT AND EQUIPMENT, NET - Depreciation expense (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT, NET.
Depreciation expense	¥ 121,880,535	¥ 147,507,340	¥ 140,771,102
Cost of revenues
PROPERTY, PLANT AND EQUIPMENT, NET.
Depreciation expense	32,342,412	26,811,275	23,554,266
Selling and marketing expenses
PROPERTY, PLANT AND EQUIPMENT, NET.
Depreciation expense	3,847,241	3,641,514	4,381,707
Research and development expenses
PROPERTY, PLANT AND EQUIPMENT, NET.
Depreciation expense	7,101,034	9,057,825	8,113,535
General and administrative expenses
PROPERTY, PLANT AND EQUIPMENT, NET.
Depreciation expense	¥ 78,589,848	¥ 107,996,726	¥ 104,721,594